PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Schedule of Property And Equipment, Net
	December 31,
	2021	2020
Cost:
Computers and software	$5,623	$3,680
Office furniture and equipment	608	557
Electronic equipment	11,178	8,931
Leasehold improvements	4,633	4,594

	22,042	17,762

Accumulated depreciation	7,540	4,517

	$14,502	$13,245